Estimated Fair Value and Basis of Valuation of Financial Instrument Assets and (Liabilities) Measured at Fair Value on a Recurring Basis (Detail) (Financial Instruments Measured at Fair Value on a Recurring Basis, USD $)
In Millions, unless otherwise specified
	Nov. 30, 2011		Nov. 30, 2010
Level 1 | Cash equivalents
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	$ 92	[1]	$ 25	[1]
Level 1 | Marketable securities held in rabbi trusts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities held in rabbi trusts	98	[2]	105	[2]
Level 2 | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	(9)	[3]	1	[3]
Level 2 | Marketable securities held in rabbi trusts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities held in rabbi trusts	18	[2]	21	[2]
Level 2 | Fuel
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	1	[4]
Level 2 | Ship Foreign Currency Options
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives			8	[5]
Level 2 | Net investment hedges
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	$ 2	[6]	$ 12	[6]

[1]	Cash equivalents are comprised of money market funds.
[2]	Level 1 and 2 marketable securities are held in rabbi trusts and are primarily comprised of frequently-priced mutual funds invested in common stocks and other investments, respectively. Their use is restricted to funding certain deferred compensation and non-qualified U.S. pension plans.
[3]	We have both U.S. dollar and sterling interest rate swaps designated as fair value hedges whereby we receive fixed interest rate payments in exchange for making floating interest rate payments. At November 30, 2011 and 2010, these interest rate swap agreements effectively changed $510 million and $512 million, respectively, of fixed rate debt to U.S. dollar LIBOR or GBP LIBOR-based floating rate debt. These interest rate swaps mature through June 2012. In addition, we have euro interest rate swaps designated as cash flow hedges whereby we receive floating interest rate payments in exchange for making fixed interest rate payments. At November 30, 2011 and 2010, these interest rate swap agreements effectively changed $320 million and $333 million, respectively, of EURIBOR-based floating rate euro debt to fixed rate debt. These interest rate swaps mature through February 2022.
[4]	In fiscal 2011, we bought Brent crude oil ("Brent") call options and sold Brent put options, collectively referred to as zero costs collars that established ceiling and floor Brent prices. At November 30, 2011, we had fuel derivatives for approximately 10% of our estimated fuel consumption for the second half of fiscal 2012 through fiscal 2015.
[5]	At November 30, 2010, we had foreign currency options totaling $785 million that were designated as foreign currency cash flow hedges for certain of our euro-denominated shipbuilding contracts. These foreign currency options matured in 2011.
[6]	At November 30, 2011 and 2010, we had foreign currency forwards totaling $183 million and $352 million, respectively, that are designated as hedges of our net investments in foreign operations, which have a euro-denominated functional currency and were principally entered into to convert U.S. dollar-denominated debt into euro debt. These foreign currency forwards mature through July 2017.